Liquidity and pending mergers	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and pending mergers

Note 19—Liquidity

During the nine months ended September 30, 2022, and in each fiscal year since the Company’s inception, it has incurred losses from operations and generated negative cash flows from operating activities. The Company also has negative working capital and stockholders’ deficit as of September 30, 2022.

As of September 30, 2022, cash and cash equivalents totaled $4.5 million, accounts receivable totaled $58.7 million and unbilled accounts receivable totaled $62.8 million. Availability under the Revolving Credit Facility, which provides the ability to borrow up to $60.0 million, was $21.2 million. Pursuant to the SEPA, the Company has the right to sell up to $200.0 million of shares of Class A Common Stock to the Yorkville Investor, subject to certain limitations and conditions set forth in the SEPA, including the requirement that there be an effective registration statement registering such shares for resale and limitations on the volume of shares that may be sold. Additionally, because shares issued under the SEPA are sold at a discount to the then-current market price, in light of the current market price and the NYSE rules limiting the number of shares that can be issued without the approval of the Company’s shareholders, the amount that could currently be raised pursuant to the SEPA is significantly lower than $200.0 million. Furthermore, the amended Term Loan agreement entered into on November 18, 2022 requires the Company to repay the Term Loan with any net proceeds provided by the SEPA until such time that the Term Loan is repaid in full (see Note 20). The Company’s outstanding indebtedness includes the Revolving Credit Facility, the Term Loan and the Subordinated Term Loan, under which the principal of $36.2 million, $51.0 million and $20.0 million, respectively, were outstanding as of November 15, 2022 and are scheduled to mature in December 2023.

The Company currently projects that it will not have sufficient cash on hand or available liquidity under existing arrangements to meet the Company’s projected liquidity needs for the next 12 months. In the absence of additional capital, there is substantial doubt about the Company’s ability to continue as a going concern.

To address the Company’s projected liquidity needs for the next 12 months, the Company has negotiated and received a binding commitment for $30.0 million of additional financing (the “Financing Commitment”), pursuant to which certain existing investors agreed to contribute cash up to the $30.0 million commitment amount to the extent other equity capital of an equivalent amount has not been provided to the Company by January 15, 2023 (see Note 20). In addition to the proceeds from the Financing Commitment, the Company has begun to execute its plans to modify its operations to further reduce spending. Initiatives the Company has undertaken in the fourth quarter of 2022 include (i) increased focus on operational efficiencies and cost reduction measures, (ii) eliminating redundancies that have been the byproduct of the Company’s recent growth and expansion, (iii) evaluating the Company’s portfolio and less profitable accounts to better ensure the Company is deploying resources efficiently, and (iv) exercising strict capital discipline for future investments, such as requiring investments to meet minimum hurdle rates.

The Company believes that the extended maturity of the Revolving Credit Facility and the Financing Commitment along with cash on hand and available under the Revolving Credit Facility, and other cash flows from operations are expected to provide sufficient liquidity to meet the Company’s known liquidity needs for the next 12 months. The Company believes this plan is probable of being achieved and alleviates substantial doubt about the Company’s ability to continue as a going concern.

Note 17—Liquidity and pending mergers

During 2021, and in each fiscal year since the Company’s inception, it has incurred losses from operations and generated negative cash flows from operating activities. The Company also has negative working capital and member’s deficit as of December 31, 2021 and 2020 and debt that is maturing in 2022. Management believes that additional capital will be needed to support the Company’s debt and growth. Management plans to refinance its existing debt obligations and fund its future operations, product development, and acquisitions by raising additional capital through debt and equity financing.

On December 15, 2021, the Company entered into a Merger Agreement with Founder SPAC (“FOUN”), a Special Purpose Acquisition Company (the “Mergers”). The Mergers are subject to approval by stockholders of the Company and FOUN. Pursuant to the Merger Agreement, the newly-formed Ravenclaw Merger Sub LLC (“Merger Sub”), as a wholly-owned subsidiary of FOUN, will merge with and into Rubicon, with Rubicon surviving as a wholly-owned subsidiary of FOUN. As a result of the Mergers, the Company may receive up to $352.7 million of additional cash on its balance sheet assuming no redemptions and $36.7 million in a maximum redemption scenario.

In management’s opinion, additional debt or equity financing, combined with extending the Company’s line of credit, will provide liquidity for the Company for at least one year. However, it is possible additional funding, if needed, may have terms that are less favorable to the Company than its existing terms.